Victory Pioneer Disciplined Value Fund Investment Strategy - Victory Pioneer Disciplined Value Fund	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests primarily in equity securities of U.S. issuers. For purposes of the Fund’s investment policies, equity securities include common stocks and other equity instruments, such as securities of other investment companies (including mutual funds, exchange-traded funds, and closed-end funds) that invest primarily in equity securities, depositary receipts, warrants, rights, equity interests in real estate investment trusts (“REITs”), equity-linked notes (“ELNs”), and preferred stocks.The Fund may invest in issuers of any market capitalization. The Fund may invest in securities in any industry or market sector. The Fund may invest in fewer than 40 securities. The Fund may invest in initial public offerings of equity securities. In addition, the Fund may invest up to 20% of its total assets in securities of non-U.S. issuers, including up to 5% of its total assets in the securities of emerging market issuers. The Fund may invest in debt securities. Generally, the Fund may acquire investment-grade debt securities, but the Fund may invest up to 5% of its net assets in below-investment-grade debt securities (known as “junk bonds”), including below-investment-grade convertible debt securities. The Fund also may hold cash or other short-term investments.The Fund may invest in ELNs. ELNs are hybrid structured investments that combine the characteristics of one or more reference underlying securities (usually a single stock, a basket of stocks or a stock index) and a related equity derivative, typically in the form of a note paying a stated interest rate.The Fund may, but is not required to, use derivatives, such as stock index futures and options. The Fund may use derivatives for a variety of purposes, including: in an attempt to hedge against adverse changes in the market price of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; to attempt to increase the Fund's return as a non-hedging strategy that may be considered speculative; to manage portfolio characteristics; and as a cash flow management technique. The Fund may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations. The Adviser uses a valuation-conscious approach to select the Fund’s investments. The Adviser assesses whether a company’s fundamentals – financial condition, management, and position in its industry – indicate strong prospects for growth and attractive valuations. The Adviser employs a value-oriented approach to construct the Fund’s portfolio, emphasizing those securities believed to be selling at reasonable prices versus the underlying values. The Adviser generally sells a portfolio security based upon the same criteria it uses to select securities.